Segment Information - Net Revenue from Customers Representing at Least 10% of Total Revenue (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of major customers [Line Items]
Net revenue	$ 27,400,035	$ 987,745	$ 23,011,381	$ 20,337,881
Percentage of total revenue	100.00%	100.00%	100.00%	100.00%
Customer A [member]
Disclosure of major customers [Line Items]
Net revenue	$ 5,681,277		$ 5,088,544	$ 4,756,755
Percentage of total revenue	21.00%	21.00%	22.00%	23.00%
Customer M [Member]
Disclosure of major customers [Line Items]
Net revenue	$ 2,832,088		$ 1,674,801	$ 1,259,269
Percentage of total revenue	10.00%	10.00%	7.00%	6.00%
Customer K [member]
Disclosure of major customers [Line Items]
Net revenue	$ 2,519,631		$ 2,332,914	$ 2,419,612
Percentage of total revenue	9.00%	9.00%	10.00%	12.00%
Customer B [Member]
Disclosure of major customers [Line Items]
Net revenue	$ 2,484,611		$ 2,365,945	$ 1,679,344
Percentage of total revenue	9.00%	9.00%	10.00%	8.00%
Customer C [member]
Disclosure of major customers [Line Items]
Net revenue	$ 2,268,439		$ 2,143,130	$ 2,048,260
Percentage of total revenue	8.00%	8.00%	9.00%	10.00%